Filed with the Securities and Exchange Commission on January 13, 2017

1933 Act Registration File No.   333-194652
1940 Act File No. 811- 22951
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	11	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	12	[	X	]

(Check appropriate box or boxes.)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

2020 East Financial Way, Suite 100
Glendora CA  91741
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7372

Jason Browne
FundX Investment Group
235 Montgomery Street, Suite 1049
San Francisco, CA 94101
(Name and Address of Agent for Service)

Copy to:
Steven G. Cravath, Esq
Cravath & Associates, LLC
19809 Shade Brook Way
Gaithersburg, MD 20879

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On January 31, 2017 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 10 (PEA #10) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on November 15, 2016, and pursuant to Rule 485(a)(1) would become effective on January 14, 2017.

This Post-Effective Amendment No. 11 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 31, 2017 as the new date upon which PEA #10 shall become effective.

This Post-Effective Amendment No. 11 incorporates by reference the information contained in Parts A, B and C of the Post-Effective Amendment No. 10, which was filed on November 15, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on the 13th day of January 2017.

FundX Investment Trust By: /s/ Jason Browne Jason Browne, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	January 13, 2017
Janet Brown

/s/ Jason Browne	President and Principal Executive Officer	January 13, 2017
Jason Browne

/s/ Jan Gullett*	Trustee	January 13, 2017
Jan Gullett

/s/ Gregg Keeling*	Trustee	January 13, 2017
Gregg Keeling

/s/ Kimun Lee*	Trustee	January 13, 2017
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal Financial and	January 13, 2017
Sean McKeon	Accounting Officer

*By: /s/ Jason Browne		January 13, 2017
Jason Browne, Attorney-In Fact pursuant to Power of Attorney